UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Washburne Capital Management, LLC
Address: 230 Park Avenue, Suite 925
         New York, NY 10169

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:. Seth Washburne
Title: President
Phone: 212-808-0500

Signature, Place, and Date of Signing:

 /s/ Seth Washburne             New York, NY                03/13/2007
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name


[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  103
Form 13F Information Table Value Total:  292,282,077


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                                                                                             Market         Voting
Name                                        TYPE                 CUSIP         Shares        Value        Authority
---------------------------------------------------------------------------------------------------------------------
@Road, Inc.                                 Common             04648K105     1,200,704      8,765,139       Sole
Advanced Semiconductor Engineering, Inc.    Common             Y02516105       313,700      1,772,405       Sole
Advo Inc.                                   Common             007585102       121,193      3,950,892       Sole
Agere Systems, Inc.                         Common             00845V308       304,796      5,842,939       Sole
American Power Conversion Corp.             Common             029066107       185,000      5,659,150       Sole
AngioDynamics, Inc.                         Common             03475V101       -18,798       -403,969       Sole
Applica                                     Common             03815A106       237,300      1,896,027       Sole
Aramark Corp.                               Common             038521100       157,410      5,265,365       Sole
Ascent Energy Inc./Pontotoc                 Shares             04362R104        13,901              0       Sole
AT&T Inc.                                   Common             00206R102      -132,500     -4,736,875       Sole
Aztar Entertainment, Inc.                   Common             054802103       185,868     10,114,937       Sole
Banta Corp.                                 Common             066821109       123,375      4,490,850       Sole
BellSouth Corp.                             Common             079860102       100,000      4,736,875       Sole
Besicorp Group                              Common             086338993         2,300              0       Sole
Besicorp Ltd                                Shares             086339991            92              0       Sole
Biomet, Inc.                                Common             090613100       230,758      9,523,383       Sole
BNP Residential Properties, Inc.            Common             05564T103        61,095      1,475,444       Sole
Bowlin Travel Centers Inc.                  Common             10259P101        90,600        169,875       Sole
Broadwing Corp.                             Common             11161E101       300,000      4,686,000       Sole
Cadmus Communications Corp.                 Common             127587103        40,000        976,800       Sole
Caremark RX, Inc.                           Common             141705103       196,300     11,210,693       Sole
CentraCore Properties Trust                 Common             15235H107       240,326      7,769,740       Sole
Clear Channel Communications, Inc.          Common             184502102       281,348      9,999,108       Sole
Columbia Equity Trust                       Common             197627102        55,100      1,052,961       Sole
Conor Medsystems, Inc.                      Common             208264101        81,500      2,553,395       Sole
Crown Castle                                Common             228227104      -136,636     -4,413,343       Sole
Digital Insight Corp.                       Common             25385P106       144,173      5,549,219       Sole
Digitas Inc.                                Common             25388K104       683,201      9,161,725       Sole
Duquesne Light Holdings                     Common             266233105       240,000      4,764,000       Sole
Eddie Bauer Holdings Inc.                   Common             071625107       384,685      3,485,246       Sole
Electronic Clearing House Inc.              Common             285562500        64,082      1,179,109       Sole
ElkCorp.                                    Common             287456107        31,800      1,306,662       Sole
Embarcadero Technologies Inc.               Common             290787100       258,030      1,579,144       Sole
Embrex Inc.                                 Common             290817105        72,140      1,218,445       Sole
Equity Office Properties Trust              Common             294741103        93,198      4,489,348       Sole
Express Scripts, Inc.                       Common             302182100       -83,624     -5,987,478       Sole
Freeport-McMoRan Copper & Gold Inc.         Common             35671D857       -16,462       -917,427       Sole
Freeport-McMoRan Copper & Gold Inc.         Option             03525Y105           402        313,560       Sole
Global Signal Inc.                          Common             37944Q103        98,684      5,197,686       Sole
Gold Kist Inc.                              Common             380614107       218,737      4,593,477       Sole
Golf Galaxy, Inc.                           Common             381639103       160,488      2,991,496       Sole
Government Properties Trust, Inc.           Common             38374w107       561,700      5,954,020       Sole
Harrah's Entertainment, Inc.                Common             413619107       133,926     11,078,359       Sole
Horizon Health Corporation                  Common             44041y104       151,000      2,955,070       Sole
Icos Corp.                                  Common             449295104       100,000      3,379,000       Sole
Idearc Inc.                                 Common             451663108        -2,689        -77,040       Sole
Illumina, Inc.                              Common             452327109       -79,021     -3,106,316       Sole
Indus International, Inc.                   Common             45578L100       810,622      3,072,257       Sole
Internap Network Services Corp.             Common             45885A300      -165,232     -3,283,160       Sole
John H. Harland Company                     Common             412693103        78,600      3,945,720       Sole
Kanbay International                        Common             48369P207       109,391      3,147,179       Sole
Kinder Morgan, Inc.                         Common             49455P101        74,200      7,846,650       Sole
La Senza Corporation                        Canadian Equity    961840105        80,000      3,839,200       Sole

Level 3 Communications, Inc.                Common             52729N100      -402,730     -2,255,288       Sole
Longview Fibre Co.                          Common             543213102       114,800      2,519,860       Sole
LSI Logic Corp.                             Common             502161102      -658,359     -5,925,231       Sole
MacDermid                                   Common             554273102       136,300      4,647,830       Sole
Microsemi Corp.                             Common             595137100       -37,912       -744,971       Sole
Mid-State Bank & Trust                      Common             595440108        20,000        727,800       Sole
Midwest Air Group, Inc.                     Common             597911106         4,200         48,300       Sole
MortgageIT Holdings, Inc.                   Common             61915Q108       306,993      4,528,147       Sole
Mossimo, Inc.                               CVR                619696107       200,000              0       Sole
Navteq                                      Common             63936L100       -78,277     -2,737,347       Sole
Netopia Inc.                                Common             64114K104       354,396      2,463,052       Sole
NewAlliance Bancshares Inc.                 Common             650203102       -68,300     -1,120,120       Sole
Norsk Hydro ASA                             Sponsored ADR      656531605        52,641      1,614,499       Sole
NorthWestern Corp.                          Common             668074305       297,212     10,515,361       Sole
Open Solutions Inc.                         Common             68371P102       120,994      4,554,214       Sole
Oregon Steel Mills                          Common             686079104        70,500      4,399,905       Sole
OSI Restaurant Partners Inc.                Common             67104A101        21,045        824,964       Sole
Per-Se Technologies, Inc.                   Common             713569309       316,938      8,804,538       Sole
PetroCorp                                   Common             71645N994        76,900              0       Sole
Phelps Dodge Corp.                          Common             717265102        84,571     10,124,840       Sole
PortalPlayer Inc.                           Common             736187204       464,456      6,246,933       Sole
PowerDsine Ltd.                             Common             M41415106       253,086      2,776,353       Sole
Praecis Pharmaceuticals, Inc.               Common             739421402        71,063        348,919       Sole
Price Communications                        Common             92342Y109       103,500      2,178,675       Sole
Prosperity Bancshares Inc.                  Common             743606105       -85,795     -2,960,785       Sole
RailAmerica, Inc.                           Common             750753105       195,274      3,140,006       Sole
Reader's Digest                             Common             755267101       216,174      3,610,106       Sole
Realogy Corp.                               Common             75605E100        32,500        985,400       Sole
Reckson Associates Realty Corp.             Common             75621K106       224,959     10,258,130       Sole
Republic Bancorp                            Common             760282103       140,000      1,934,018       Sole
Rita Medical Systems, Inc.                  Common             76774E103       468,556      2,155,358       Sole
Sabre Holdings Corp.                        Common             785905100       296,639      9,459,818       Sole
Seagate                                     Shares             G7945J104         4,076              0       Sole
Seitel, Inc.                                Common             816074405       310,600      1,110,395       Sole
Sirna Therapeutics, Inc.                    Common             829669100       177,000      2,301,000       Sole
Sitel Corporation                           Common             82980K107        65,363        275,832       Sole
SL Green Realty Corp.                       Common             78440X101       -23,366     -3,102,537       Sole
Solexa, Inc.                                Common             83420X105       340,445      4,476,852       Sole
Station Casinos, Inc.                       Common             857689103        32,098      2,621,444       Sole
Statoil ASA                                 Sponsored ADR      85771P102       -45,386     -1,194,560       Sole
Symbol Technologies, Inc.                   Common             871508107       448,300      6,697,602       Sole
Texas United Bancshares Inc.                Common             882838105       119,446      4,101,776       Sole
TNS, Inc.                                   Common             872960109       111,174      2,140,100       Sole
Traffic.com                                 Common             892717109       444,132      3,517,525       Sole
Univision                                   Common             914906102       264,285      9,360,975       Sole
Verizon Communications                      Common             92343V104       -53,821     -2,004,294       Sole
VitalStream                                 Common             92847T100       321,967      3,232,549       Sole
Westbank Corporation                        Common             957116106        87,296      2,163,195       Sole
WOM INC                                     Shares             978106102            92              0       Sole
Yankee Candle Company, Inc.                 Common             984757104       100,000      3,428,000       Sole
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